SALOMON BROTHERS HIGH INCOME FUND II INC


November 30, 1998


Dear Shareholders:

We are pleased to provide this semi-annual report for the Salomon Brothers High Income Fund II Inc ("Fund") as of October 31, 1998. Included are market commentary, a schedule of the Fund's investments as of October 31, 1998 and financial statements for the period ended October 31, 1998. The Fund distributed income dividends totaling $0.46 per share during this period. The table below shows the annualized distribution rate and the total return for the period covered by this report based on the Fund's October 31, 1998, net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price:

       Price          Annualized
     Per Share     Distribution Rate   Total Return
     ---------     -----------------   ------------
     $12.79 (NAV)       10.79%          (11.67)%
     $13.063 (NYSE)     10.56%           (9.90)%

In comparison, during the same period, the Salomon Smith Barney High Yield Market Index showed a loss of 5.64%, and the JP Morgan Emerging Markets Bond Index Plus (EMBI+) showed a loss of 21.34%.

On October 31, 1998, 74% of the Fund's long-term investments were in U.S. high-yield corporate bonds. The remaining 26% were invested in securities of emerging market issuers, including both obligations of sovereign governments and corporate issuers.

U.S. HIGH YIELD MARKET

Just prior to the period ended October 31, 1998, the high-yield market experienced a surprising resilience to the Asian currency crisis. In the beginning of the period, however, much of this strength became unhinged, as the high-yield market was impacted by the distress in world financial markets ensuing from the Russian crisis.

While July's performance was relatively stable, reflecting the behavior of the equity market, August and September saw a substantial increase in volatility. A "flight-to-quality" (increase in investors' need for higher-quality credits) ensued, with upper-tier companies dramatically outperforming the lower-tier sector. The high-yield market was also hurt by an outflow of money from mutual funds and a lack of capital from broker/dealers to support high-yield positions.

In the final month of the period, this difficult trend began to reverse, following the surprising rate cut by the Federal Reserve Board. The result was that returns in the high-yield market became decidedly better. Liquidity improved, spreads to treasuries tightened significantly and funds began to flow back to the high-yield markets. New issue activity picked up as well, though issuers were limited to large, well-established names who were willing to price new issues at a significant discount to existing ones.

Leading industries in the high-yield market during the period were Aerospace, Banking, Building Products, Cable & Media, Containers, Housing, Restaurants and Utilities. Sectors that lagged most during the period included Consumer Products, Energy, Finance, Steel/Metal, Paper & Forest Products,
Pharmaceuticals, Telecommunications and Textiles/Apparel.

The Fund's portfolio was helped the most by its overweightings in Publishing and Services, and its underweightings in Steel/Metal and Paper & Forest Products. The Fund was hurt, however, by its underweightings in Housing, Cable & Media and Utilities.

SALOMON BROTHERS HIGH INCOME FUND II INC


EMERGING DEBT MARKET

During the period ended October 31, 1998, the emerging debt market experienced an initial period of strength, a period of extreme volatility in the month of August and a partial recovery towards the end of the period.

Performance was poor in August due to continued fall-out from Asian countries combined with Russia's economic and political turmoil. Toward the end of the period, these problems exerted pressure on Latin American credits as investors reduced their exposure to all emerging market countries. Russia's dramatic decline during the period was due to a number of factors: 1) the government forced a restructuring of all domestic debt; 2) the ruble was devalued; 3) Yeltsin dismissed his Cabinet and reappointed Viktor Chernomyrdin as Prime Minister; 4) the Duma refused to approve Chernomyrdin. These developments devastated Russian dollar denominated bond prices (prices declined as much as 25% in a single day). The timing of the debt restructuring and devaluation, coming less than a month after Russia's latest IMF financing, was a tremendous shock to the market and caused a wide-spread sell-off across all emerging markets.

At the end of the period, however, market concerns of global contagion lessened in the emerging debt market due to a number of positive world events. An illustration of the recovery in the emerging markets was shown during September, when the EMBI+ returned 9.78%, the second largest monthly gain since the Index's inception.

Many of the market-positive developments that occurred during the period were in its final month, including the Clinton administration and the US Congress reaching an agreement on additional funding for the International Monetary Fund ("IMF") totaling $17.9 billion. This US funding is crucial if the IMF is to play a major role in preventing a financial meltdown in Latin America. Subsequent to the additional funding announcement, the Brazilian government reached an agreement with the IMF on fiscal targets for the next three years, which lead to an IMF loan aid package totaling approximately US$42 billion. Also, in a long anticipated move, Ecuadorian President Mahuad and Peruvian President Fujimori reached a peace agreement on the border dispute between the two countries. The agreement will pave the way for billions of dollars in trade and investment for both countries.

Although performance improved at the end of the period and the worst of the crisis appears to have passed, the emerging debt market will continue to be negatively impacted by the global trend of investors reducing their appetite for risk. Beginning with Asian currency problems in the fall of 1997 and compounded by the extended Japanese recession and recent weakness in US equity prices, investors are demanding a higher risk premium for investing in credit sensitive fixed income assets. This higher risk premium leads to higher borrowing costs for countries that still have access to the capital markets, and shuts other countries out of the capital markets completely. Although market sentiment has certainly improved, we do expect this volatile period in the emerging markets to continue for the medium term. Therefore, our focus will continue to be on those credits that have suffered minimally from the global contagion, and/or that face the smallest financing needs for 1999.

For the period ended October 31, 1998, outperformers in the emerging debt market were Argentina, Brazil, Bulgaria, Mexico, Morocco, Nigeria, Panama, Peru and Poland. Underperformers included Ecuador, Russia and Venezuela.

SALOMON BROTHERS HIGH INCOME FUND II INC

                                     * * *

In a continuing effort to provide timely information concerning the Salomon Brothers High Income Fund II Inc, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 am to 6:00 pm EST, for the Fund's current net asset value, market price and other information regarding the Fund's portfolio holdings and allocations. For information concerning your Salomon Brothers High Income Fund II Inc stock account, please call First Data Investor Services Group, Inc. at 1-800-331-1710.

All of us at Salomon Brothers Asset Management appreciate the confidence you have demonstrated in the past and hope to continue to serve you in the future years.

Sincerely,

/s/ Heath B. McLendon                   /s/ Peter J. Wilby

Heath B. McLendon                       Peter J. Wilby
Chairman                                Executive Vice President

SALOMON BROTHERS HIGH INCOME FUND II INC

SCHEDULE OF INVESTMENTS (unaudited)
October 31, 1998

     PRINCIPAL
     AMOUNT              CORPORATE BONDS - 74.4%                                                                     VALUE
     ----------------------------------------------------------------------------------------------------------------------------
                         BASIC INDUSTRIES - 9.1%

     $10,000,000         AEI Holding Co. Inc., 10.000% due 11/15/07 (a)....................................          $  9,300,000
                         Ball Corp.:
       1,000,000         7.750% due 8/1/06 (a).............................................................             1,040,000
       5,250,000         8.250% due 8/1/08 (a).............................................................             5,433,750
      10,000,000         Glencore Nickel, 9.000% due 12/1/14...............................................             7,600,000
       7,500,000         Huntsman Packaging, 9.125% due 10/1/07............................................             6,675,000
      10,000,000         Millar Western, 9.875% due 5/15/08................................................             6,050,000
      10,000,000         PCI Chemicals Canada Inc., 9.250% due 10/15/07....................................             9,000,000
       9,500,000         Philipp Brothers, 9.875% due 6/1/08 (a)...........................................             8,846,875
       7,000,000         Radnor Holdings, 10.000% due 12/1/03..............................................             6,825,000
                         Tekni-Plex Inc.:
       3,000,000            11.250% due 4/1/07.............................................................             3,090,000
       5,500,000            9.250% due 3/1/08..............................................................             5,417,500
       6,000,000         Texas Petrochemical, 11.125% due 7/1/06...........................................             5,677,500
                                                                                                                     ------------
                                                                                                                       74,955,625
                                                                                                                     ------------

                         CONSUMER CYCLICALS - 4.6%
       6,000,000         Advance Stores, 10.250% due 4/15/08 (a)...........................................             5,700,000
       4,000,000         Cole National Group, 8.625% due 8/15/07...........................................             3,720,000
      10,000,000         HMH Properties Inc., 7.875% due 8/1/08............................................             9,700,000
      10,000,000         Musicland Group, 9.875% due 3/15/08...............................................             9,112,500
      10,000,000         Synthetic Industries, 9.250% due 2/15/07..........................................            10,000,000
                                                                                                                     ------------
                                                                                                                       38,232,500
                                                                                                                     ------------

                         CONSUMER NON-CYCLICALS - 18.5%
      12,000,000         AKI Inc., 10.500% due 7/1/08 (a)..................................................            11,430,000
       5,000,000         Alaris Medical Systems, Inc., 9.750% due 12/1/06..................................             4,862,500
       2,250,000         American Safety Razor, 9.875% due 8/1/05..........................................             2,182,500
      10,000,000         Ameriserve Food, 10.125% due 7/15/07..............................................             8,212,500
      10,000,000         Derby Cycle Corp., 10.000% due 10/15/08 (a).......................................             9,225,000
       7,500,000         Empress Entertainment, 8.125% due 7/1/06 (a)......................................             7,443,750
       8,500,000         French Fragrance Inc., 10.375% due 5/15/07........................................             8,797,500
      10,000,000         Home Interiors, 10.125% due 6/1/08 (a)............................................             9,500,000
       7,750,000         Horseshoe Gaming, 9.375% due 6/15/07..............................................             7,440,000
       6,000,000         Imperial Holly Corp., 9.750% due 12/15/07.........................................             5,670,000
     ----------------------------------------------------------------------------------------------------------------------------
                                                See notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND II INC

October 31, 1998

     PRINCIPAL
     AMOUNT              CORPORATE BONDS - 74.4% (CONTINUED)                                                         VALUE
     ----------------------------------------------------------------------------------------------------------------------------
                         CONSUMER NON-CYCLICALS - 18.5% (CONTINUED)
      $5,000,000         Integrated Health Services, 9.500% due 9/15/07....................................          $  4,600,000
      10,000,000         Iowa Select Farms, 10.750% due 12/1/05 (a)........................................             8,600,000
       5,000,000         Lady Luck Gaming Corp., 11.875% due 3/1/01........................................             4,962,500
      10,000,000         Moll Industries, 10.500% due 7/1/08 (a)...........................................             9,175,000
      12,500,000         Pueblo Xtra International, 9.500% due 8/1/03......................................            12,062,500
      11,500,000         Revlon Worldwide, zero coupon due 3/15/01.........................................             6,785,000
      10,000,000         SC International Services, 9.250% due 9/1/07......................................             9,800,000
      37,500,000         Sunbeam Corp., zero coupon due 3/25/18 (a)........................................             4,078,125
                         Sun International Hotels:
       2,165,000           9.000% due 3/15/07..............................................................             2,240,775
       4,500,000           8.625% due 12/15/07.............................................................             4,404,375
       7,500,000         Vencor Inc., 9.875% due 5/1/05....................................................             5,475,000
       7,000,000         Windmere-Durable Holdings, 10.000% due 7/31/08....................................             5,958,750
                                                                                                                     ------------
                                                                                                                      152,905,775
                                                                                                                     ------------

                         ENERGY - 4.4%
      10,000,000         Canadian Forest Oil Ltd., 8.750% due 9/15/07......................................             8,925,000
      10,000,000         Continental Resources, 10.250% due 8/1/08 (a).....................................             8,312,500
      10,000,000         Dailey International Inc., 9.500% due 8/15/08.....................................             4,800,000
      10,000,000         Dawson Product Services, 9.375% due 2/1/07........................................             9,975,000
      10,000,000         TransAmerican Energy, 11.500% due 6/15/02.........................................             4,000,000
                                                                                                                     ------------
                                                                                                                       36,012,500
                                                                                                                     ------------
                         FINANCIAL - 2.9%
      10,000,000         Morgan Stanley Aircraft Finance, Series 1A, Class D1, 8.700% due 3/15/23 (a)......             9,200,000
       7,500,000         Nationwide Credit, 10.250% due 1/15/08 (a)........................................             6,956,250
       7,500,000         Williams Scotsman Inc., 9.875% due 6/1/07.........................................             7,556,250
                                                                                                                     ------------
                                                                                                                       23,712,500
                                                                                                                     ------------
                         HOUSING RELATED - 0.2%
       2,000,000         Forest City Enterprises, 8.500% due 3/15/08.......................................             1,942,500
                                                                                                                     ------------
     ----------------------------------------------------------------------------------------------------------------------------
                                                See notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND II INC

October 31, 1998

     PRINCIPAL
     AMOUNT              CORPORATE BONDS - 74.4% (CONTINUED)                                                         VALUE
     ----------------------------------------------------------------------------------------------------------------------------
                         INDUSTRIAL/MANUFACTURING - 9.9%
     $10,000,000         Aqua Chemical Inc., 11.250% due 7/1/08 (a).............................................     $  9,150,000
       3,125,000         Breed Technologies, 9.250% due 4/15/08 (a).............................................        2,500,000
       8,500,000         Communication Instruments, 10.000% due 9/15/04.........................................        8,521,250
       5,000,000         International Utility, 10.750% due 2/1/08..............................................        4,325,000
      14,475,000         Jordan Industries Inc., zero coupon until 4/1/02 (11.750% thereafter), due 4/1/10......        9,227,813
      10,000,000         Key Plastics Inc., 10.250% due 3/15/07.................................................        9,475,000
       8,000,000         Motors & Gears Inc., 10.750% due 11/15/06..............................................        7,900,000
       7,250,000         Neenah Corp., 11.125% due 5/1/07.......................................................        7,340,625
                         Polymer Group:
       6,500,000           9.000% due 7/1/07....................................................................        6,110,000
       1,000,000           8.750% due 3/1/08....................................................................          940,000
       5,000,000         Roller Bearing Co., 9.625% due 6/15/07.................................................        4,550,000
       7,750,000         Thermadyne Manufacturing, 9.875% due 6/1/08............................................        6,994,375
       5,000,000         Venture Holdings Trust, 9.500% due 7/1/05..............................................        4,675,000
                                                                                                                     ------------
                                                                                                                       81,709,063
                                                                                                                     ------------

                         MEDIA/TELECOMMUNICATIONS - 18.8%
      12,500,000         Adelphia Communications, 9.500% due 2/15/04............................................       12,859,375
      10,000,000         Advanstar Communications, 9.250% due 5/1/08 (a)........................................        9,350,000
       2,000,000         Call Net Enterprises Inc., zero coupon until 8/15/03 (8.940% thereafter), due 8/15/08..        1,140,000
      21,500,000         Century Communications, zero coupon due 1/15/08........................................       10,158,750
       8,000,000         Granite Broadcasting, 10.375% due 5/15/05..............................................        6,880,000
      15,000,000         GST Telecommunications, zero coupon until 5/1/03 (10.500% thereafter), due 5/1/08 (a)..        6,712,500
      10,000,000         Hollinger International, 9.250% due 2/1/06.............................................       10,400,000
      10,000,000         Intermedia Communications, 8.600% due 6/1/08...........................................        9,550,000
      14,000,000         Lin Holdings Corp., zero coupon until 3/1/03 (10.000% thereafter), due 3/1/08..........        9,047,500
       8,500,000         Loews Cineplex, 8.875% due 8/1/08 (a)..................................................        8,245,000
      10,000,000         Metronet Communications, zero coupon until 6/15/03 (9.950% thereafter), due 6/15/08....        5,600,000
                         Nextel Communications:
       9,750,000           Zero coupon until 2/15/99 (9.750% thereafter), due 8/15/04...........................        9,140,625
       3,000,000           Zero coupon until 2/15/03 (9.950% thereafter), due 2/15/08...........................        1,635,000
       5,000,000         NTL Inc., zero coupon until 2/1/01 (11.500% thereafter), due 2/1/06....................        3,868,750
       8,250,000         Price Communications Wireless, 9.125% due 12/15/06 (a).................................        8,023,125
      10,000,000         R.H. Donnelley, 9.125% due 6/1/08......................................................       10,000,000
      10,000,000         Rogers Communications, 8.875% due 7/15/07..............................................        9,750,000
      10,000,000         Sun Media Corp., 9.500% due 2/15/07....................................................       10,012,500
      ---------------------------------------------------------------------------------------------------------------------------
                                                See notes to financial statements.


SALOMON BROTHERS HIGH INCOME FUND II INC

October 31, 1998

     PRINCIPAL
     AMOUNT              CORPORATE BONDS - 74.4% (CONTINUED)                                                         VALUE
     ----------------------------------------------------------------------------------------------------------------------------
                         MEDIA/TELECOMMUNICATIONS - 18.8% (CONTINUED)
      $5,000,000         Telewest Communications, 9.625% due 10/1/06...............................................  $  4,900,000
      16,500,000         United International Holdings, zero coupon until 2/15/03 (10.750% thereafter), due 2/15/08     7,755,000
                                                                                                                     ------------
                                                                                                                      155,028,125
                                                                                                                     ------------

                         SERVICES/OTHER - 3.7%
       2,500,000         Allied Waste Industries, zero coupon until 6/1/02 (11.300% thereafter), due 6/1/07........     1,875,000
       7,000,000         American Business Information, 9.500% due 6/15/08 (a).....................................     6,431,250
      10,000,000         Kindercare Learning, 9.500% due 2/15/09...................................................     9,437,500
       9,000,000         Marsulex Inc., 9.625% due 7/1/08 (a)......................................................     8,685,000
                         Pierce Leahy Corp.:
       2,250,000           11.125% due 7/15/06.....................................................................     2,424,375
       2,000,000           8.125% due 5/15/08 (a)..................................................................     1,872,500
                                                                                                                     ------------
                                                                                                                       30,725,625
                                                                                                                     ------------

                         TECHNOLOGY/ELECTRONICS - 1.2%
      10,000,000         Amphenol Corp., 9.875% due 5/15/07........................................................     9,700,000
                                                                                                                     ------------

                         TRANSPORTATION - 1.1%
      10,000,000         Stena Line, 10.625% due 6/1/08............................................................     8,950,000
                                                                                                                     ------------
                         TOTAL CORPORATE BONDS (Cost - $688,074,362)...............................................   613,874,213
                                                                                                                     ------------
     ----------------------------------------------------------------------------------------------------------------------------
                                                See notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND II INC

October 31, 1998

     PRINCIPAL
     AMOUNT              SOVEREIGN BONDS - 23.0%                                                                     VALUE
     ----------------------------------------------------------------------------------------------------------------------------

                         ARGENTINA - 2.4%
                         Republic of Argentina:
      $2,626,160           BOCON, Pre 4, 5.385% due 9/1/02 (b).............................................          $  2,173,486
      11,755,387           BOCON, Pro 1, 3.048% due 4/1/07 (b).............................................             6,958,390
       4,371,000           FRB, Series L, 6.1875% due 3/13/05 (b)..........................................             3,617,003
       3,000,000           Global Bond, 12.142% due 4/10/05................................................             2,640,000
       4,650,000           Global Bond, 11.375% due 1/13/17................................................             4,510,500
                                                                                                                     ------------
                                                                                                                       19,899,379
                                                                                                                     ------------

                         BRAZIL - 2.2%
                         Federal Republic of Brazil:
       8,880,000           EI Bond, Series L, 6.125% due 4/15/06...........................................             5,705,400
      13,500,000           FLIRB, Series L, 5.000% due 4/15/09.............................................             6,480,000
       9,285,800           Varig Receivables Ltd., 9.600% due 2/10/05......................................             6,221,486
                                                                                                                     ------------
                                                                                                                       18,406,886
                                                                                                                     ------------

                         BULGARIA - 2.4%
      15,000,000         Republic of Bulgaria, FLIRB, Series A, 2.500% due 7/28/12 (b).....................             8,287,500
      17,250,000         Republic of Bulgaria, IAB, 6.6875% due 7/28/11 (b)................................            11,579,063
                                                                                                                     ------------
                                                                                                                       19,866,563
                                                                                                                     ------------

                         CROATIA - 1.3%
       6,500,000         Croatia Government, Series A, 6.5625% due 7/31/10 (b).............................             5,102,500
       6,785,842         Croatia Government, Series B, 6.5625% due 7/31/06 (b).............................             5,700,107
                                                                                                                     ------------
                                                                                                                       10,802,607
                                                                                                                     ------------

                         COLOMBIA - 1.6%
      11,250,000         Republic of Colombia, 7.250% due 2/15/03 (b)......................................             9,225,000
       5,000,000         Republic of Colombia, 8.820% due 8/13/05 (b)......................................             4,306,250
                                                                                                                     ------------
                                                                                                                       13,531,250
                                                                                                                     ------------

                         ECUADOR - 1.7%
                         Republic of Ecuador, Bearer:
       7,425,000           EI Bond, 6.5625% due 12/21/04 (b)...............................................             4,482,844
      22,199,636           PDI Bond, 6.625% due 2/27/15 (b)(c).............................................             9,684,591
                                                                                                                     ------------
                                                                                                                       14,167,435
                                                                                                                     ------------
     ----------------------------------------------------------------------------------------------------------------------------
                                                See notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND II INC

October 31, 1998

     PRINCIPAL
     AMOUNT                SOVEREIGN BONDS - 23.0% (CONTINUED)                      VALUE
     -------------------------------------------------------------------------------------------

                           MEXICO - 2.7%
                           United Mexican States, Global Bond:
      $4,000,000             9.875% due 11/15/07..................................  $ 3,790,000
      18,750,000             11.375% due 9/15/16..................................   18,750,000
                                                                                    -----------
                                                                                     22,540,000
                                                                                    -----------

                           PANAMA - 1.2%
      13,250,000           Republic of Panama, IRB, 4.000% due 7/17/14 (b)........    9,705,625
                                                                                    -----------

                           PERU - 1.6%
                           Republic of Peru:
       6,500,000             FLIRB, 3.250% due 3/7/17 (b).........................    3,347,500
      17,000,000             PDI, 4.000% due 3/7/17 (b)...........................    9,775,000
                                                                                    -----------
                                                                                     13,122,500
                                                                                    -----------

                           PHILIPPINES - 1.0%
                           Republic of Philippines:
       5,980,000             Series B, 6.5625% due 12/1/09........................    4,544,800
       5,000,000             Series B, 6.500% due 12/1/17.........................    4,050,000
                                                                                    -----------
                                                                                      8,594,800
                                                                                    -----------

                           RUSSIA - 1.1%
                           Russia Ministry of Finance, Global Bond:
       1,275,000             11.750% due 6/10/03 (a)..............................      318,750
       5,275,000             11.000% due 7/24/18..................................    1,074,781
      32,300,000             12.750% due 6/24/28 (a)..............................    7,752,000
         280,361           Russia, IAN, 6.625% due 12/15/15 (a)(c)................       26,985
                                                                                    -----------
                                                                                      9,172,516
                                                                                    -----------

                           South Korea - 0.9%
       2,000,000           Korea Development Bank, Global Bond, 7.900% due 2/1/02.    1,789,800
       6,000,000           Republic of Korea, Global Bond, 8.875% due 4/15/08.....    5,550,000
                                                                                    -----------
                                                                                      7,339,800
                                                                                    -----------
     -------------------------------------------------------------------------------------------
                      See notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND II INC

October 31, 1998

     PRINCIPAL
     AMOUNT              SOVEREIGN BONDS - 23.0% (CONTINUED)                                             VALUE
     ----------------------------------------------------------------------------------------------------------------

                         VENEZUELA - 2.9%
      $12,666,640        Republic of Venezuela, DCB, Series DL, 6.625% due 12/18/07 (b)................. $  7,702,901
       28,535,580        Republic of Venezuela, FLIRB, Series A, 6.125% due 3/31/07 (b).................   16,051,264
                                                                                                         ------------
                                                                                                           23,754,165
                                                                                                         ------------
                         TOTAL SOVEREIGN BONDS (Cost - $215,452,914)....................................  190,903,526
                                                                                                         ------------



                         LOAN PARTICIPATIONS (d) - 2.6%
     ----------------------------------------------------------------------------------------------------------------

       20,600,000        Kingdom of Morocco, Tranche A, 6.5625% due 1/1/09 (J.P. Morgan Securities) (b).   13,596,000
       16,650,000        Russia, Principal Loan, 6.625% due 12/15/20 (Chase Manhattan Bank) (b)(e)......    1,247,294
       14,500,000        The People's Democratic Republic of Algeria, Tranche 1, 6.375% due 9/4/06
                         (Chase Manhattan) (b)..........................................................    6,887,500
                                                                                                         ------------

                         TOTAL LOAN PARTICIPATIONS (Cost - $38,122,446).................................   21,730,794
                                                                                                         ------------
                         TOTAL INVESTMENTS - 100% (Cost - $941,649,722*)................................ $826,508,533
    ---------------------------                                                                          ============

     (a) Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional buyers.
     (b) Rate shown reflects the current rate on variable rate or step coupon rate instruments.
     (c) Payment-in-kind security for which part of the income earned is paid in the form of additional principal.
     (d) Participation interests were acquired through the financial institutions indicated parenthetically.
     (e) Portion of income earned is capitalized as Russia Interest in Arrears Notes.
     *   Aggregate cost for Federal income tax purposes is substantially the same.
         BOCON  -  Bonos De Consolidacion
         DCB    -  Debt Conversion Bond
         EI     -  Eligible Interest
         FLIRB  -  Front Loaded Interest Reduction Bond
         FRB    -  Floating Rate Bond
         IAB    -  Interest in Arrears Bond
         IAN    -  Interest in Arrears Note
         IRB    -  Interest Reduction Bond
         PDI    -  Past Due Interest



--------------------------------------------------------------------------------
                      See notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND II INC

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
October 31, 1998

ASSETS
     Investments, at value (Cost --- $941,649,722)...........................       $ 826,508,533
     Cash....................................................................              42,805
     Interest receivable.....................................................          22,593,630
     Receivable for investments sold.........................................           8,106,532
     Deferred organization costs.............................................              77,782
     Prepaid expenses........................................................               1,860
                                                                                    -------------
     Total Assets............................................................         857,331,142
                                                                                    -------------

LIABILITIES
     Payable for investments purchased.......................................           5,088,713
     Dividends payable.......................................................           3,006,563
     Management fees payable.................................................             691,474
     Accrued offering expenses...............................................             341,116
     Administration fees payable.............................................              69,147
     Accrued organization costs..............................................              39,700
     Accrued expenses........................................................             295,924
                                                                                    -------------
     Total Liabilities.......................................................           9,532,637
                                                                                    -------------
     Total Net Assets........................................................       $ 847,798,505
                                                                                    =============

NET ASSETS
     Common stock ($0.001 par value, 100,000,000 shares authorized;
         66,293,241 shares outstanding)......................................       $      66,293
     Additional paid-in capital..............................................         992,016,703
     Undistributed net investment income.....................................           4,032,094
     Accumulated net realized loss on investments............................         (33,175,396)
     Net unrealized depreciation on investments..............................        (115,141,189)
                                                                                    -------------
     Total Net Assets........................................................       $ 847,798,505
                                                                                    =============
NET ASSET VALUE, PER SHARE ($847,798,505 / 66,293,241 shares)................              $12.79
                                                                                           ======
-------------------------------------------------------------------------------------------------
                      See notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND II INC

STATEMENT OF OPERATIONS (unaudited)
For the Period Ended October 31, 1998

INCOME
     Interest....................................................     $39,053,458

EXPENSES
     Management fees (Note 2)......................  $ 3,884,407
     Administration fees (Note 2)..................      388,441
     Printing......................................      140,000
     Legal.........................................       50,000
     Audit.........................................       25,000
     Custody.......................................       19,000
     Registration..................................       18,000
     Directors.....................................       17,000
     Transfer agent................................       12,500
     Amortization of deferred organization costs...        7,218
     Other.........................................      106,828
                                                     -----------
     Total Expenses..............................................       4,668,394
                                                                    -------------
Net Investment Income............................................      34,385,064
                                                                    -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
     Net realized loss on investments............................     (33,175,396)
     Change in net unrealized appreciation on investments........    (115,141,189)
                                                                    -------------
Net Realized Loss and Change in Net Unrealized Appreciation......    (148,316,585)
                                                                    -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS.......................   $(113,931,521)
                                                                    =============
---------------------------------------------------------------------------------

                      See notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND II INC

STATEMENT OF CHANGES IN NET ASSETS (unaudited)
For the Period Ended October 31, 1998

OPERATIONS
     Net investment income.......................................................  $  34,385,064
     Net realized loss on investments............................................    (33,175,396)
     Change in net unrealized appreciation.......................................   (115,141,189)
                                                                                   -------------
     Decrease in Net Assets From Operations......................................   (113,931,521)
                                                                                   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income.......................................................    (30,352,970)
                                                                                   -------------
     Decrease in Net Assets From Distributions to Shareholders...................    (30,352,970)
                                                                                   -------------

CAPITAL SHARE TRANSACTIONS
     Proceeds from initial offering (65,676,667 shares issued, net of
         $1,545,000 accrued offering costs)......................................    983,605,005
     Proceeds from shares issued on reinvestment of dividends
         (616,574 shares issued).................................................      8,477,991
                                                                                   -------------
                                                                                     992,082,996
                                                                                   -------------
Increase in Net Assets...........................................................    847,798,505

NET ASSETS
     Beginning of period.........................................................             --
                                                                                   -------------
     END OF PERIOD (includes undistributed net investment income of $4,032,094)..  $ 847,798,505
                                                                                   =============
------------------------------------------------------------------------------------------------

                      See notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND II INC


NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

Salomon Brothers High Income Fund II Inc ("Fund") was incorporated in Maryland and is registered as a diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

(a) Securities Valuation. In valuing the Fund's assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and
(iii) at the bid price if there were no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as at the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) Investment Transactions. Investment transactions are recorded on the trade date. Interest income is accrued on a daily basis. Market discount or premium on securities purchased is accreted or amortized, respectively, on an effective yield basis over the life of the security. The Fund uses the specific identification method for determining realized gain or loss on investments. Dividend income is recorded on ex-dividend date.

(c) Federal Income Taxes. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

SALOMON BROTHERS HIGH INCOME FUND II INC

(d) Dividends and Distributions. The Fund declares and pays dividends to shareholders monthly from net investment income. Net realized gains, if any, in excess of loss carryovers are expected to be distributed annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

(e) Deferred Organization Costs. Organization costs amounting to $85,000 were incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a five-year period from commencement of operations in May 1998.

(f) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy to take possession, through its custodian, of the underlying collateral and to monitor its value at the time the arrangement is entered into and during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

NOTE 2. MANAGEMENT FEE AND OTHER TRANSACTIONS

Salomon Brothers Asset Management Inc, a wholly-owned subsidiary of Salomon Smith Barney Holdings ("SSBH"), acts as investment manager ("Investment Manager") to the Fund. The Investment Manager is responsible on a day-to-day basis for the management of the Fund's portfolio in accordance with the Fund's investment objectives and policies and for making decisions to buy, sell or hold particular securities of the Fund. The management fee for these services is payable monthly at an annual rate of 1.00% of the Fund's average weekly net assets plus the proceeds of any outstanding borrowings used for leverage.

Mutual Management Corp., ("MMC"), another subsidiary of SSBH, acts as the Fund's administrator ("Administrator") for which the Fund pays a monthly fee at an annual rate of 0.10% of the value of the Fund's average weekly net assets plus the proceeds of any outstanding borrowings used for leverage. The administrator performs certain administrative services necessary for the operation of the Fund.

During periods in which the Fund is utilizing financial leverage, the fees which are payable to the Investment Manager and Administrator as a percentage of the Fund's assets will be higher than if the Fund did not utilize a leveraged capital structure because the fees are calculated as a percentage of the Fund's assets, including those purchased with leverage.

Certain officers and/or directors of the Fund are also officers and/or directors of the investment manager.

SALOMON BROTHERS HIGH INCOME FUND II INC

NOTE 3. PORTFOLIO ACTIVITY

Purchases and sales of investment securities, other than short-term investments, for the period ended October 31, 1998, aggregated $1,174,675,600 and $203,271,840, respectively. The Federal income tax cost basis of the Fund's investments at October 31, 1998 was substantially the same as the cost basis for financial reporting. Gross unrealized appreciation and depreciation amounted to $5,171,058 and $120,312,247, respectively, resulting in net unrealized depreciation for Federal income tax purposes of $115,141,189.

NOTE 4. LOAN PARTICIPATIONS

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund's investment in any such loan may be in the form of a participation in or an assignment of the loan.

In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

NOTE 5. CREDIT RISK

The yields of emerging markets debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

NOTE 6. DIVIDENDS SUBSEQUENT TO OCTOBER 31, 1998

The Board of Directors of the Fund declared a common stock dividend from net investment income of $0.115 per share for the months of November and December 1998 and January 1999, payable on November 27, 1998, December 24, 1998 and January 29, 1999 to shareholders of record on November 17, 1998, December 15, 1998 and January 12, 1999, respectively.

SALOMON BROTHERS HIGH INCOME FUND II INC

FINANCIAL HIGHLIGHTS

Data for a share of capital stock outstanding throughout the period:


                                                                 1998(1)
------------------------------------------------------------------------
Net asset value, beginning of period........................    $  15.00
                                                                --------
Net investment income.......................................        0.52
Net realized and unrealized loss on securities..............       (2.25)
                                                                --------
Total from operations.......................................       (1.73)
                                                                --------
Offering costs on issuance of common stock..................       (0.02)
                                                                --------
Less distributions
     From net investment income.............................       (0.46)
                                                                --------
Net asset value, end of period..............................    $  12.79
                                                                ========
Per share market value, end of period.......................    $ 13.063
                                                                ========
Total return, based on market price per share*..............       (9.90)%++
Total return, based on net asset value per share............      (11.67)%++
Ratios to average net assets:
     Operating expenses.....................................        1.20%+
     Net investment income..................................        8.85%+
Net assets, end of period (000s)............................    $847,799
Portfolio turnover rate.....................................          28%

--------------------------------------------------------------------------------

(1) For the period May 28, 1998 (commencement of investment operations) through October 31, 1998 (unaudited).
* For purposes of this calculation, dividends are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
++ Total return is not annualized, as it may not be representative of the total return of the year.
+   Annualized.

SALOMON BROTHERS HIGH INCOME FUND II INC


SELECTED QUARTERLY FINANCIAL INFORMATION (unaudited)

Summary of quarterly results of operations:

                                                                    Net Realized (Loss)
                                                                        & Change in
                                                                      Net Unrealized
                                  Net Investment                       Appreciation
                                      Income                          (Depreciation)
                             -------------------------         ---------------------------
Quarters Ended(1)            Total           Per Share         Total             Per Share
---------------------------------------------------------------------------------------------------

July 31, 1998 (2)          $11,896              $0.18         $  (9,730)          $(0.15)
October 31, 1998            22,489               0.34          (138,586)           (2.10)

----------
     (1) Totals expressed in thousands of dollars except per share amounts.
     (2) For the period May 28, 1998 (commencement of investment operations) through July 31, 1998.



OTHER INFORMATION (unaudited)

Year 2000. The investment management services provided to the Fund by the Investment Manager depend in large part on the smooth functioning of its computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which the dates were encoded or calculated. The capability of these systems to recognize the year 2000 could have a negative impact on the Investment Manager's provision of investment management services, including handling of securities trades, pricing and account services. The Investment Manager has advised the Fund that it has been reviewing all of their computer systems and actively working on necessary changes to its systems to prepare for the year 2000 and expects that given the extensive testing which it is undertaking its systems will be year 2000 compliant before such date. In addition, the Investment Manager has been advised by certain of the Fund's service providers that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Investment Manager or any other service provider will be successful in achieving year 2000 compliance, or that interaction with other non-complying computer systems will not impair services to the Fund at that time.

SALOMON BROTHERS HIGH INCOME FUND II INC

DIVIDEND REINVESTMENT PLAN (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission the following additional disclosure is provided.

Each shareholder purchasing shares of common stock ("Shares") of Salomon Brothers High Income Fund II Inc. ("Fund") will be deemed to have elected to be a participant in the Dividend Reinvestment Plan ("Plan"), unless the shareholder specifically elects in writing (addressed to the Agent at the address below or to any nominee who holds Shares for the shareholder in its name) to receive all income dividends and distributions of capital gains in cash, paid by check, mailed directly to the record holder by or under the direction of First Data Investor Services Group, Inc. as the Fund's dividend-paying agent ("Agent"). A shareholder whose Shares are held in the name of a broker or nominee who does not provide an automatic reinvestment service may be required to take such Shares out of "street name" and register such Shares in the shareholder's name in order to participate, otherwise dividends and distributions will be paid in cash to such shareholder by the broker or nominee. Each participant in the Plan is referred to herein as a "Participant." The Agent will act as Agent for each Participant, and will open accounts for each Participant under the Plan in the same name as their Shares are registered.

Unless the Fund declares a dividend or distribution payable only in the form of cash, the Agent will apply all dividends and distributions in the manner set forth below.

If, on the determination date (as defined below), the market price per Share equals or exceeds the net asset value per Share on that date (such condition, a "market premium"), the Agent will receive the dividend or distribution in newly issued Shares of the Fund on behalf of Participants. If, on the determination date, the net asset value per Share exceeds the market price per Share (such condition, a "market discount"), the Agent will purchase Shares in the open market. The determination date will be the fourth New York Stock Exchange trading day (a New York Stock Exchange trading day being referred to herein as a "Trading Day") preceding the payment date for the dividend or distribution. For purposes herein, "market price" will mean the average of the highest and lowest prices at which the Shares sell on the New York Stock Exchange on the particular date, or if there is no sale on that date, the average of the closing bid and asked quotations.

Purchases made by the Agent will be made as soon as practicable commencing on the Trading Day following the determination date and terminating no later than 30 days after the dividend or distribution payment date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law; provided, however, that such purchases will, in any event, terminate on the Trading Day prior to the "ex-dividend" date next succeeding the dividend or distribution payment date.

SALOMON BROTHERS HIGH INCOME FUND II INC

If (i) the Agent has not invested the full dividend amount in open market purchases by the date specified at the bottom of the prior page as the date on which such purchases must terminate or (ii) a market discount shifts to a market premium during the purchase period, then the Agent will cease making open market purchases and will receive the uninvested portion of the dividend amount in newly issued Shares (x) in the case of (i) above, at the close of business on the date the Agent is required to terminate making open market purchases as specified at the bottom of the prior page or (y) in the case of (ii) above, at the close of business on the date such shift occurs; but in no event prior to the payment date for the dividend or distribution.

In the event that all or part of a dividend or distribution amount is to be paid in newly issued Shares, such Shares will be issued to Participants in accordance with the following formula: (i) if, on the valuation date, the net asset value per share is less than or equal to the market price per Share, then the newly issued Shares will be valued at net asset value per Share on the valuation date provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such Shares will be issued at 95% of the market price and (ii) if, on the valuation date, the net asset value per share is greater than the market price per Share, then the newly issued Shares will be issued at the market price on the valuation date. The valuation date will be the dividend or distribution payment date, except that with respect to Shares issued pursuant to the paragraph above, the valuation date will be the date such Shares are issued. If a date that would otherwise be a valuation date is not a Trading Day, the valuation date will be the next preceding Trading Day.

The open market purchases provided for above may be made on any securities exchange on which the Shares of the Fund are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine. Funds held by the Agent uninvested will not bear interest, and it is understood that, in any event, the Agent shall have no liability in connection with any inability to purchase Shares within the time periods herein provided, or with the timing of any purchases effected. The Agent shall have no responsibility as to the value of the Shares acquired for the Participant's account. The Agent may commingle amounts of all Participants to be used for open market purchases of Shares and the price per Share allocable to each Participant in connection with such purchases shall be the average price (including brokerage commissions) of all Shares purchased by the Agent.

The Agent will maintain all Participant accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by Participants for personal and tax records. The Agent will hold Shares acquired pursuant to the Plan in noncertificated form in the Participant's name or that of its nominee, and each Participant's

SALOMON BROTHERS HIGH INCOME FUND II INC proxy will include those Shares purchased pursuant to the Plan. The Agent will forward to Participants any proxy solicitation material and will vote any Shares so held for Participants only in accordance with the proxy returned by Participants to the Fund. Upon written request, the Agent will deliver to Participants, without charge, a certificate or certificates for the full Shares.

The Agent will confirm to Participants each acquisition made for their respective accounts as soon as practicable but not later than 60 days after the date thereof. Although Participants may from time to time have an undivided fractional interest (computed to three decimal places) in a Share of the Fund, no certificates for fractional shares will be issued. Dividends and distributions on fractional shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of the Fund's Shares at the time of termination less the pro rata expense of any sale required to make such an adjustment.

Any share dividends or split shares distributed by the Fund on Shares held by the Agent for Participants will be credited to their respective accounts. In the event that the Fund makes available to Participants rights to purchase additional Shares or other securities, the Shares held for Participants under the Plan will be added to other Shares held by the Participants in calculating the number of rights to be issued to Participants.

The Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged a pro rata share of brokerage commissions on all open market purchases.

Participants may terminate their accounts under the Plan by notifying the Agent in writing or by calling 1-800-331-1710. Such termination will be effective immediately if notice is received by the Agent not less than ten days prior to any dividend or distribution record date; otherwise such termination will be effective on the first Trading Day after the payment due for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be amended or terminated by the Fund as applied to any dividend or capital gains distribution paid subsequent to written notice of the change or termination sent to Participants at least 30 days prior to the record date for the dividend or capital gains distribution. The Plan may be amended or terminated by the Agent, with the Fund's prior written consent, on at least 30 days' written notice to Plan Participants. Notwithstanding the preceding two sentences, the Agent or the Fund may amend or supplement the Plan at any time or times when necessary or appropriate to comply with applicable law or rules or policies of the Securities and Exchange Commission or any other regulatory authority. Upon any termination, the Agent will cause a certificate or certificates for the full Shares held by each Participant under the Plan and cash adjustment for any fraction to be delivered to each Participant without charge. If the Participant elects by notice

SALOMON BROTHERS HIGH INCOME FUND II INC to the Agent in writing in advance of such termination to have the Agent sell part or all of a Participant's Shares and remit the proceeds to Participant, the Agent is authorized to deduct a $2.50 fee plus brokerage commission for this transaction from the proceeds.

Any amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Agent receives written notice of the termination of the Participant's account under the Plan. Any such amendment may include an appointment by the Agent in its place and stead of a successor Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these terms and conditions. Upon any such appointment of an Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Agent, for each Participant's account, all dividends and distributions payable on Shares of the Fund held in each Participant's name or under the Plan for retention or application by such successor Agent as provided in these terms and conditions.

In the case of Participants, such as banks, broker-dealers or other nominees, which hold Shares for others who are beneficial owners ("Nominee Holders"), the Agent will administer the Plan on the basis of the number of Shares certified from time to time by each Nominee Holder as representing the total amount registered in the Nominee Holder's name and held for the account of beneficial owners who are to participate in the Plan.

The Agent shall at all times act in good faith and use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by its negligence, bad faith, or willful misconduct or that of its employees.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 8030, Boston, Massachusetts 02266-8030.


ADDITIONAL SHAREHOLDER INFORMATION (unaudited)

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.

SALOMON BROTHERS HIGH INCOME FUND II INC

Directors

Charles F. Barber
  Consultant; formerly Chairman,
  ASARCO Incorporated
Daniel P. Cronin
  Vice President -- General Counsel,
  Pfizer International Inc
Heath B. McLendon
  Managing Director, Salomon Smith Barney Inc.;
  President and Director, Mutual Management Corp. and Travelers Investment
   Advisors, Inc.;
  Chairman, Smith Barney Strategy Advisors Inc.
Riordan Roett
  Professor and Director,
  Latin American Studies Program,
  Paul H. Nitze School of Advanced
  International Studies,
  Johns Hopkins University
Jeswald W. Salacuse
  Henry J. Braker Professor of
  Commercial Law, and formerly Dean,
  The Fletcher School of Law & Diplomacy
  Tufts University


OFFICERS
Heath B. McLendon
  Chairman and President
Lewis E. Daidone
  Executive Vice President and Treasurer
Maureen O'Callaghan
  Executive Vice President
James E. Craige
  Executive Vice President
Thomas K. Flanagan
  Executive Vice President
Beth A. Semmel
  Executive Vice President
Peter J. Wilby
  Executive Vice President
Anthony Pace
  Assistant Controller

SALOMON BROTHERS HIGH INCOME FUND II INC

     7 World Trade Center
     New York, New York 10048
     Telephone 1-888-777-0102

Investment Manager
     Salomon Brothers Asset Management Inc
     7 World Trade Center
     New York, New York 10048

Custodian
     PNC Bank, N.A.
     17th and Chestnut Streets
     Philadelphia, PA 19103

Dividend Disbursing and Transfer Agent
     First Data Investor Services Group, Inc.
     P.O. Box 8030
     Boston, MA 02266-8030

Independent Accountants
     PricewaterhouseCoopers LLP
     1177 Avenue of the Americas
     New York, New York 10036

Legal Counsel
     Simpson Thacher & Bartlett
     425 Lexington Avenue
     New York, New York 10017

New York Stock Exchange Symbol
     HIX

                               SALOMON BROTHERS
                               HIGH INCOME FUNDS II INC


                               SEMI-ANNUAL REPORT
                               OCTOBER 31, 1998


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                      SALOMON BROTHERS ASSET MANAGEMENT
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American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005

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